Other net losses - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Kentucky termination costs	$ 38,795
Business combination, incurred costs	46,527	$ 10,608
Acquisition-related settlement payment	12,814
Legal fees	831
Additional securitization costs, written off	63,495
Incurred costs	$ 12,506